Note 17 - Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2026
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	January 31, 2026					October 31, 2025
	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash
Amortized cost	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	628,002	628,002	-	-	628,002	581,710	581,710	-	-	581,710
Securities
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	101,276	101,276	-	-	101,276	80,923	80,923	-	-	80,923
FVTPL	-	-	-	-	-	-	-	-	-	-
Credit assets
Amortized cost	5,333,279	-	-	5,328,146	5,328,146	5,066,378	-	-	5,050,931	5,050,931
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Other financial assets
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	953	-	-	953	953
FVTPL	-	-	-	-	-	-	-	-	-	-

Liabilities
Deposits
Amortized cost	$5,248,955	$-	$-	$5,293,045	$5,293,045	$4,860,863	$-	$-	$4,918,431	$4,918,431
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Subordinated notes payable
Amortized cost	100,160	-	96,629	-	96,629	103,516	-	99,878	-	99,878
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-
Derivative instruments
Amortized cost	-	-	-	-	-	-	-	-	-	-
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	1,248	-	1,248	-	1,248	416	-	416	-	416
Other financial liabilities
Amortized cost	251,508	-	-	251,508	251,508	310,874	-	-	310,874	310,874
FVOCI	-	-	-	-	-	-	-	-	-	-
FVTPL	-	-	-	-	-	-	-	-	-	-